Income taxes (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
IncomeTaxes [Line Items]
Current tax assets, current		$ 17,302,429	$ 28,027,878
Refundable tax previous year
IncomeTaxes [Line Items]
Current tax assets, current		11,884,421	9,640,567
Taxes under claim [Member]
IncomeTaxes [Line Items]
Current tax assets, current	[1]	968,195	968,195
Argentinean tax credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current		440,172	4,813,614
Monthly provisions [Member]
IncomeTaxes [Line Items]
Current tax assets, current		3,686,905	12,537,248
Payment of absorbed profit provision [Member]
IncomeTaxes [Line Items]
Current tax assets, current		0	24,104
Other credits [Member]
IncomeTaxes [Line Items]
Current tax assets, current		$ 322,736	$ 44,150

[1]	This item includes claims for refund of first category taxes (Provisional payment of absorved profit) for an amount of ThCh$ 968,195 that was presented in April 2014 from the commercial year 2013.